LEASES - Summary of Lease Liabilities Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of leases [Abstract]
Current	$ 25,917	$ 15,358
Non-current	108,568	72,240
TOTAL	$ 134,485	$ 87,598	$ 61,363